Governmental Loans - Summary of applicable interest rates (Detail)	Mar. 31, 2022	Nov. 29, 2021	Nov. 30, 2018
Disclosure In Tabular Form Of Applicable Interest Rates [Line Items]
Interest Rates		1.50%
MENDM Loan [Member]
Disclosure In Tabular Form Of Applicable Interest Rates [Line Items]
Interest Rates			2.50%
MENDM Loan [Member] | December First Two Thousand And Nineteen To November Thirteeth Two Thousand And Twenty [Member]
Disclosure In Tabular Form Of Applicable Interest Rates [Line Items]
Interest Rates	2.50%
MENDM Loan [Member] | December First Two Thousand And Twenty To November Thirteeth Two Thousand And Twenty One [Member]
Disclosure In Tabular Form Of Applicable Interest Rates [Line Items]
Interest Rates	2.50%